Commitments and Contingencies (Details) ₪ in Thousands, $ in Thousands					1 Months Ended					12 Months Ended
	Apr. 13, 2017	Sep. 14, 2016 USD ($)	Sep. 14, 2016 ILS (₪)	Oct. 20, 2015 USD ($)	Apr. 19, 2017 USD ($)	Apr. 19, 2017 ILS (₪)	Oct. 27, 2015 USD ($)	Oct. 27, 2015 ILS (₪)	Mar. 31, 2015 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Commitment and Contigencies (Textual)
Received an excess amount										$ (1,664)
Lawsuit amount for registration fee							$ 1,300	₪ 5,000
Rent expenses										$ 125		128	$ 114
Right and license term				3 years
Percentage of net income				50.00%						50.00%	50.00%
Minimum annual sales				$ 10,000
Percentage of penalty				15.00%
Shortfall amount				$ 1,500
Secure minimum sales and penalty				$ 125
Prepayments in other current assets										$ 375
Unauthorized outgoing transfer									$ 462
Monthly payments										1,500		$ 375
Unaccrued provision amount										381
Shareholders suffered damages cost										6,130	₪ 23,300
Subsequent event [Member]
Commitment and Contigencies (Textual)
Legal payments					$ 196,000	₪ 752,820
Legal settlement, percentage	30.00%
5 Year Lease Agreement [Member]
Commitment and Contigencies (Textual)
Monthly rent										$ 7	₪ 25
Office space, expiring date										Nov. 30, 2017	Nov. 30, 2017
2.5 year Lease Agreement [Member]
Commitment and Contigencies (Textual)
Monthly rent										$ 4	₪ 16
Office space, expiring date										Nov. 30, 2017	Nov. 30, 2017
1 Year Lease Agreement [Member]
Commitment and Contigencies (Textual)
Monthly rent										$ 1	₪ 5
Lease renewed date										Aug. 15, 2015	Aug. 15, 2015
Majority Shareholder [Member]
Commitment and Contigencies (Textual)
Final payment amount		$ 2,200	₪ 8,450
Received an excess amount		$ 2,120	₪ 8,142
Majority Shareholder [Member] | Subsequent event [Member]
Commitment and Contigencies (Textual)
Legal payments					$ 98,000	₪ 376,410
Legal settlement, percentage	70.00%